SCHEDULE OF DISAGGREGATION OF REVENUE BY GEOGRAPHICAL CUSTOMER LOCATIONS (Details) $ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Jun. 30, 2025 SGD ($)
Disaggregation of Revenue [Line Items]
Revenue	$ 16,084	$ 20,814	$ 6,494
SINGAPORE
Disaggregation of Revenue [Line Items]
Revenue	3,696	4,783	4,373
MALAYSIA
Disaggregation of Revenue [Line Items]
Revenue	9,887	12,795	630
Other Countries [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 2,501	3,236	1,491
Cleaning Systems [Member]
Disaggregation of Revenue [Line Items]
Revenue		16,651	2,814
Cleaning Systems [Member] | SINGAPORE
Disaggregation of Revenue [Line Items]
Revenue		620	693
Cleaning Systems [Member] | MALAYSIA
Disaggregation of Revenue [Line Items]
Revenue		12,795	630
Cleaning Systems [Member] | Other Countries [Member]
Disaggregation of Revenue [Line Items]
Revenue		3,236	1,491
Dishware Washing Services [Member]
Disaggregation of Revenue [Line Items]
Revenue		4,163	3,680
Dishware Washing Services [Member] | SINGAPORE
Disaggregation of Revenue [Line Items]
Revenue		4,163	3,680
Dishware Washing Services [Member] | MALAYSIA
Disaggregation of Revenue [Line Items]
Revenue
Dishware Washing Services [Member] | Other Countries [Member]
Disaggregation of Revenue [Line Items]
Revenue